SHARE-BASED COMPENSATION (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 18, 2025	Apr. 28, 2025	Sep. 25, 2024	Aug. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Sep. 25, 2025	Mar. 31, 2025	Aug. 30, 2025	Jun. 05, 2025	May 22, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for professional services, shares			1,300,000				1,300,000
Shares issued for professional services			$ 85,800		$ 85,800			$ 85,800
Share price			$ 0.066			$ 0.066		$ 0.066
Share-based compensation expense						$ 85,800		$ 85,800
Employment agreement terms				Subsequent annual grants of 100,000 Class A ordinary shares are scheduled to be awarded on January 1 of each year during the employment period, subject to continued employment.
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense						468,000
Service Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense						800,000
Service Agreements [Member] | Greentree Financial Group Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense						$ 220,500
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price, per share											$ 4.00
Common Stock [Member] | Service Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price, per share		$ 4.00
Common Stock [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for professional services, shares			1,300,000		1,300,000		1,300,000	1,300,000
Shares issued for professional services					$ 1,300			$ 1,300
Share price			$ 0.066
Share price, per share										$ 4.00
Common Stock [Member] | Common Class A [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for professional services, shares				100,000
Share price, per share									$ 4.00
Common Stock [Member] | Common Class A [Member] | Service Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for professional services, shares	350,000	200,000